Prepaid and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid and Other Current Assets Disclosure

	As of December 31, (in thousands)
	2011	2012
Prepayment for Sohu services	$—	$10,101
Accrued interest income	234	4,242
VAT refund receivables	2,235	2,355
Rental deposits	1,899	2,307
Capitalized transaction cost	—	1,670
Employee advance	4,809	1,252
Restricted cash	—	795
Others	2,433	6,323

Total	$11,610	$29,045